Investments (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. government and agency fixed-income securities:
Short-term investments, principally at estimated fair value	$ 17,310	$ 9,384
Cash equivalents	5,000	9,600
US Government Agencies Debt Securities [Member]
U.S. government and agency fixed-income securities:
Short-term investments, principally at estimated fair value	15,775	4,048
Cash equivalents	1,748	5,762
United States [Member] | US Government Agencies Debt Securities [Member]
Government and agency fixed maturity securities:
Government and agency fixed maturity securities	40,012	33,304
Japan [Member] | US Government Agencies Debt Securities [Member]
Government and agency fixed maturity securities:
Government and agency fixed maturity securities	21,003	15,591
Mexico [Member] | US Government Agencies Debt Securities [Member]
Government and agency fixed maturity securities:
Government and agency fixed maturity securities	$ 0	$ 5,050